ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable trade	$ 306.0	$ 317.1
Accrued liabilities	344.0	353.3
Amount due to related parties	9.7	15.3
Current portion of royalty obligations	9.9	9.5
Accounts payable and accrued liabilities	$ 669.6	$ 695.2